Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
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C000034229
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,250	$ 11,987	$ 12,121	$ 12,321	$ 12,745	$ 12,221	$ 12,038	$ 11,871	$ 11,830	$ 11,622	$ 11,613	$ 11,397	$ 11,048	$ 11,372	$ 11,006	$ 10,342	$ 10,804	$ 11,087	$ 11,565	$ 10,917	$ 10,545	$ 10,812	$ 10,723	$ 10,504	$ 10,982	$ 10,391	$ 10,474	$ 9,458	$ 9,287	$ 10,156	$ 10,164	$ 10,039	$ 10,792	$ 10,800	$ 11,312	$ 11,366	$ 11,723	$ 11,715	$ 11,358	$ 11,976	$ 11,930	$ 12,228	$ 11,816	$ 12,236	$ 12,175	$ 11,724	$ 11,434	$ 11,381	$ 11,228	$ 11,243	$ 10,435	$ 9,263	$ 9,331	$ 9,566	$ 9,369	$ 8,938	$ 8,538	$ 8,266	$ 7,587	$ 9,671	$ 10,471	$ 10,954	$ 10,409	$ 10,416	$ 10,144	$ 10,019	$ 10,461	$ 10,630	$ 10,144	$ 10,578	$ 10,446	$ 10,460	$ 10,519	$ 9,753	$ 9,961	$ 9,745	$ 10,379	$ 10,394	$ 10,802	$ 10,485	$ 10,860	$ 11,444	$ 11,559	$ 11,704	$ 12,151	$ 11,343	$ 10,894	$ 10,909	$ 10,809	$ 10,880	$ 10,631	$ 10,156	$ 10,135	$ 9,959	$ 9,818	$ 9,614		$ 9,395	$ 8,931	$ 8,789	$ 9,161	$ 9,161	$ 9,091	$ 9,070	$ 8,683	$ 8,409	$ 8,797	$ 8,596	$ 7,688	$ 7,619	$ 7,972	$ 8,166	$ 8,485	$ 8,090	$ 8,381	$ 9,095	$ 9,567	$ 9,781	$ 10,104	$ 9,495	$ 9,790	$ 10,000
C000034230
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,180	11,738	11,882	12,089	12,510	12,006	11,832	11,667	11,642	11,436	11,444	11,229	10,891	11,229	10,869	10,225	10,681	10,975	11,448	10,820	10,453	10,722	10,641	10,437	10,918	10,331	10,423	9,415	9,250	10,124	10,140	10,022	10,778	10,794	11,314	11,377	11,731	11,739	11,387	12,013	11,974	12,287	11,872	12,303	12,248	11,802	11,520	11,473	11,324	11,340	10,534	9,360	9,438	9,673	9,485	9,055	8,656	8,383	7,695	9,821	10,641	11,141	10,587	10,610	10,341	10,218	10,671	10,856	10,364	10,809	10,679	10,702	10,771	9,995	10,219	10,000	10,652	10,674	11,107	10,788	11,175	11,789	11,918	12,062	12,539	11,713	11,252	11,282	11,177	11,260	11,011	10,524	10,509	10,330	10,196	9,988		9,772	9,288	9,146	9,541	9,548	9,474	9,466	9,064	8,779	9,191	8,993	8,051	7,977	8,352	8,566	8,904	8,500	8,801	9,567	10,060	10,302	10,647	10,007	10,327	10,000
C000034231
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,325,567	1,295,869	1,310,406	1,331,962	1,376,870	1,320,286	1,300,527	1,281,665	1,277,175	1,253,823	1,252,924	1,229,572	1,190,952	1,226,878	1,186,970	1,115,455	1,164,294	1,194,819	1,246,275	1,175,632	1,135,514	1,164,294	1,154,701	1,131,153	1,181,737	1,118,071	1,126,465	1,017,318	998,154	1,092,304	1,092,304	1,078,973	1,158,959	1,159,792	1,214,782	1,220,614	1,258,108	1,257,274	1,218,651	1,284,038	1,279,951	1,311,827	1,266,874	1,311,833	1,304,470	1,256,243	1,225,187	1,218,650	1,202,303	1,203,116	1,116,257	991,330	998,587	1,022,769	1,002,555	955,888	913,241	883,467	810,246	1,033,119	1,118,414	1,170,706	1,111,246	1,112,022	1,083,040	1,069,734	1,115,945	1,133,953	1,081,488	1,127,700	1,113,611	1,114,395	1,120,664	1,039,217	1,061,155	1,037,468	1,104,702	1,106,226	1,149,810	1,115,458	1,155,157	1,217,004	1,229,216	1,243,729	1,291,057	1,205,551	1,157,751	1,159,250	1,147,981	1,154,739	1,128,442	1,077,555	1,076,060	1,056,725	1,041,846	1,019,543		996,488	946,659	931,604	970,045	970,039	962,645	960,430	919,021	889,912	930,799	909,625	813,257	805,954	843,187	863,136	896,698	855,112	885,029	960,911	1,009,800	1,033,155	1,066,944	1,002,151	1,033,114	1,000,000
C000142449
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 6,670,119	6,525,189	6,592,961	6,706,009	6,932,105	6,647,224	6,543,219	6,448,259	6,425,650	6,312,601	6,308,080	6,185,988	5,991,545	6,172,422	5,966,991	5,611,604	5,857,304	6,010,866	6,265,341	5,914,341	5,712,516	5,852,916	5,804,654	5,686,192	5,940,666	5,620,379	5,661,873	5,113,275	5,016,956	5,485,987	5,490,175	5,423,170	5,825,197	5,829,385	6,105,778	6,130,904	6,319,354	6,315,167	6,119,145	6,451,574	6,426,950	6,587,008	6,361,285	6,578,803	6,541,893	6,299,712	6,143,783	6,115,063	6,028,835	6,037,040	5,599,725	4,968,995	5,009,442	5,130,750	5,025,348	4,795,277	4,577,332	4,432,004	4,064,683	5,178,759	5,610,693	5,865,001	5,570,628	5,574,517	5,429,234	5,358,577	5,590,171	5,680,420	5,421,349	5,649,014	5,578,350	5,586,207	5,617,629	5,205,418	5,319,172	5,196,695	5,537,233	5,544,896	5,759,034	5,590,812	5,785,828	6,095,603	6,160,637	6,229,507	6,470,389	6,038,286	5,796,493	5,804,000	5,747,579	5,785,150	5,649,729	5,398,594	5,387,386	5,290,582	5,216,089	5,100,652		4,988,950	4,739,478	4,661,538	4,857,648	4,857,678	4,816,976	4,805,896	4,602,404	4,452,888	4,657,472	4,551,528	4,069,326	4,032,784	4,219,085	4,319,570	4,487,381	4,275,792	4,429,038	4,804,822	5,052,918	5,166,050	5,338,358	5,010,791	5,169,169	5,000,000
C000086647
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 15,845	15,272	15,734	15,819	16,819	16,553	15,936	15,394	15,851	15,043	15,415	14,979	14,809	15,064	14,261	13,197	13,600	14,096	14,653	14,250	13,744	14,447	14,013	13,713	14,044	13,042	13,156	11,676	11,110	12,411	13,136	12,610	13,791	13,632	14,446	14,476	14,863	15,499	14,901	15,575	15,119	15,764	15,508	15,385	15,641	15,138	14,663	14,293	14,132	14,293	13,638	11,848	12,354	12,719	12,170	11,795	11,430	10,859	10,073	11,907	12,806	13,040	12,652	12,487	12,075	11,818	12,013	12,269	11,647	12,104	11,830	11,711	11,482	10,769	11,259	11,232	12,167	12,176	12,320	12,037	12,161	12,294	12,125	12,099	12,719	12,170	12,030	11,927	11,763	11,547	11,504	11,193	11,253	10,770	10,467	10,131		9,992	9,699	9,437	9,726	10,058	9,913	9,922	9,539	9,716	9,767	9,588	8,977	9,121	9,563	9,624	9,674	9,118	9,458	10,147	9,948	10,222	10,255	9,840	9,989	10,000
C000086649
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,715,941	1,654,335	1,702,772	1,711,933	1,819,573	1,790,945	1,723,384	1,664,983	1,713,078	1,624,905	1,666,128	1,618,034	1,599,712	1,626,050	1,539,339	1,425,191	1,468,412	1,520,499	1,581,452	1,537,122	1,481,711	1,558,179	1,510,525	1,478,386	1,513,849	1,404,134	1,416,995	1,257,782	1,196,220	1,335,266	1,413,811	1,356,494	1,483,864	1,465,820	1,552,857	1,556,041	1,598,498	1,665,367	1,600,947	1,672,797	1,623,211	1,693,037	1,664,702	1,650,536	1,678,879	1,624,240	1,572,630	1,532,155	1,515,956	1,532,152	1,461,251	1,268,751	1,323,609	1,361,514	1,304,038	1,262,191	1,224,335	1,161,578	1,077,902	1,273,163	1,368,804	1,393,702	1,352,870	1,334,386	1,290,584	1,262,359	1,282,773	1,309,963	1,242,959	1,291,512	1,262,381	1,249,759	1,224,513	1,147,804	1,200,868	1,197,053	1,297,132	1,298,093	1,313,160	1,282,164	1,295,320	1,309,410	1,290,627	1,287,817	1,353,575	1,294,396	1,279,113	1,268,151	1,249,885	1,227,047	1,222,485	1,189,592	1,195,990	1,143,914	1,111,940	1,075,390		1,060,767	1,029,704	1,000,863	1,032,311	1,067,351	1,051,180	1,052,080	1,011,649	1,029,100	1,035,381	1,015,645	951,042	966,290	1,012,053	1,019,255	1,023,631	964,139	1,000,880	1,072,622	1,052,494	1,080,486	1,083,116	1,039,373	1,055,117	1,000,000
C000161753
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 16,319	15,738	16,218	16,317	17,348	17,071	16,439	15,885	16,351	15,519	15,918	15,464	15,286	15,552	14,734	13,641	14,063	14,571	15,166	14,744	14,214	14,950	14,506	14,203	14,550	13,511	13,640	12,099	11,516	12,869	13,630	13,078	14,306	14,140	14,994	15,025	15,441	16,097	15,483	16,179	15,711	16,388	16,119	16,000	16,269	15,751	15,254	14,875	14,716	14,885	14,207	12,338	12,869	13,253	12,686	12,293	11,920	11,320	10,505	12,421	13,354	13,600	13,212	13,039	12,615	12,346	12,551	12,811	12,167	12,647	12,369	12,244	12,004	11,264	11,782	11,753	12,738	12,756	12,903	12,604	12,744	12,884	12,707	12,688	13,332	12,763	12,620	12,511	12,338	12,119	12,074	11,755	11,819	11,318	10,999	10,652		10,507	10,197	9,920	10,234	10,583	10,422	10,440	10,045	10,228	10,282	10,094	9,458	9,619	10,076	10,149	10,193	9,615	9,974	10,709	10,499	10,788	10,823	10,385	10,543	10,000
C000161754
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 8,601,628	8,292,112	8,538,551	8,584,581	9,125,433	8,975,835	8,636,365	8,342,924	8,590,335	8,147,297	8,354,431	8,112,774	8,014,961	8,153,051	7,716,076	7,143,072	7,360,035	7,621,503	7,921,912	7,699,387	7,426,793	7,805,086	7,571,434	7,410,103	7,582,561	7,037,373	7,101,438	6,302,925	5,994,167	6,691,535	7,085,468	6,798,003	7,436,813	7,340,992	7,782,835	7,798,806	8,006,419	8,341,794	8,019,436	8,379,575	8,131,028	8,475,950	8,338,996	8,267,941	8,404,899	8,130,996	7,877,316	7,674,407	7,588,168	7,674,380	7,320,172	6,355,837	6,625,641	6,820,519	6,527,561	6,322,919	6,128,308	5,813,901	5,394,698	6,372,792	6,851,894	6,976,632	6,769,357	6,681,676	6,457,465	6,321,006	6,422,972	6,554,250	6,223,620	6,466,728	6,316,024	6,252,855	6,126,442	5,747,211	6,010,528	5,991,435	6,487,577	6,497,157	6,571,937	6,416,811	6,482,653	6,553,169	6,459,167	6,445,105	6,774,201	6,478,030	6,402,765	6,347,944	6,256,543	6,142,269	6,119,386	5,950,285	5,982,291	5,726,397	5,561,890	5,383,631		5,305,917	5,150,541	5,005,239	5,162,507	5,337,741	5,256,872	5,261,371	5,059,180	5,151,286	5,178,216	5,079,511	4,756,414	4,832,670	5,061,543	5,096,292	5,118,170	4,825,069	5,004,400	5,363,111	5,262,468	5,402,428	5,415,581	5,196,863	5,275,587	5,000,000
C000177028
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,923,390	1,889,018	1,902,725	1,835,921	1,834,728	1,809,677	1,792,976	1,778,660	1,741,680	1,692,769	1,724,979	1,689,191	1,642,666	1,621,194	1,585,449	1,530,974	1,536,649	1,578,640	1,582,045	1,553,672	1,504,872	1,490,118	1,464,015	1,428,834	1,437,913	1,387,977	1,419,605	1,372,320	1,309,273	1,385,980	1,421,707	1,357,609	1,422,758	1,419,605	1,491,059	1,456,383	1,471,094	1,519,430	1,475,843	1,481,033	1,432,253	1,464,427	1,436,404	1,417,731	1,396,978	1,385,568	1,353,396	1,311,879	1,288,011	1,288,014	1,254,559	1,184,463	1,203,016	1,221,574	1,182,455	1,141,250	1,123,741	1,092,837	1,032,071	1,149,488	1,229,830	1,229,832	1,211,662	1,193,357	1,174,029	1,157,757	1,163,856	1,154,696	1,116,033	1,154,689	1,134,343	1,118,063	1,101,787	1,062,115	1,118,940	1,100,847	1,153,124	1,144,082	1,125,982	1,103,860	1,097,830	1,081,742	1,072,691	1,088,777	1,107,880	1,095,817	1,089,985	1,075,983	1,067,983	1,056,987	1,051,987	1,038,992	1,031,994	1,023,997	1,014,000		$ 1,000,000
EATON VANCE Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,462	14,208	14,227	14,757	15,444	14,478	14,248	14,205	13,666	13,589	13,529	13,202	12,602	13,216	12,719	11,776	12,252	12,581	13,407	12,621	12,160	12,368	12,509	12,142	12,983	12,033	12,205	10,628	10,969	12,426	12,374	12,404	13,287	13,229	14,008	14,332	14,774	15,059	14,781	15,409	15,259	15,890	15,485	16,602	16,574	16,198	15,805	16,047	15,925	15,452	14,393	13,175	12,909	13,119	12,836	11,783	10,976	10,892	9,978	11,795	12,452	13,061	12,154	12,171	11,678	11,459	12,047	12,196	11,479	12,378	12,122	12,022	11,995	11,029	11,329	10,881	11,919	11,982	12,315	12,050	12,573	13,035	13,093	13,341	13,986	12,910	12,462	12,437	12,016	12,064	11,801	11,137	11,026	10,709	10,480	10,222		9,918	9,404	9,383	9,836	9,812	9,688	9,453	9,000	8,654	8,989	8,941	7,896	7,909	8,458	8,650	9,001	8,402	8,663	9,524	10,234	10,506	10,945	10,163	10,310	10,000
EATON VANCE Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,462	14,208	14,227	14,757	15,444	14,478	14,248	14,205	13,666	13,589	13,529	13,202	12,602	13,216	12,719	11,776	12,252	12,581	13,407	12,621	12,160	12,368	12,509	12,142	12,983	12,033	12,205	10,628	10,969	12,426	12,374	12,404	13,287	13,229	14,008	14,332	14,774	15,059	14,781	15,409	15,259	15,890	15,485	16,602	16,574	16,198	15,805	16,047	15,925	15,452	14,393	13,175	12,909	13,119	12,836	11,783	10,976	10,892	9,978	11,795	12,452	13,061	12,154	12,171	11,678	11,459	12,047	12,196	11,479	12,378	12,122	12,022	11,995	11,029	11,329	10,881	11,919	11,982	12,315	12,050	12,573	13,035	13,093	13,341	13,986	12,910	12,462	12,437	12,016	12,064	11,801	11,137	11,026	10,709	10,480	10,222		9,918	9,404	9,383	9,836	9,812	9,688	9,453	9,000	8,654	8,989	8,941	7,896	7,909	8,458	8,650	9,001	8,402	8,663	9,524	10,234	10,506	10,945	10,163	10,310	10,000
EATON VANCE Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 1,446,153	1,420,764	1,422,717	1,475,741	1,544,427	1,447,753	1,424,750	1,420,522	1,366,618	1,358,942	1,352,889	1,320,176	1,260,224	1,321,590	1,271,867	1,177,622	1,225,228	1,258,131	1,340,720	1,262,149	1,215,979	1,236,751	1,250,928	1,214,154	1,298,342	1,203,326	1,220,480	1,062,842	1,096,899	1,242,568	1,237,402	1,240,449	1,328,744	1,322,919	1,400,843	1,433,213	1,477,372	1,505,877	1,478,142	1,540,940	1,525,890	1,589,040	1,548,507	1,660,239	1,657,382	1,619,818	1,580,468	1,604,703	1,592,523	1,545,152	1,439,341	1,317,490	1,290,893	1,311,936	1,283,563	1,178,271	1,097,588	1,089,222	997,846	1,179,518	1,245,181	1,306,062	1,215,388	1,217,062	1,167,819	1,145,943	1,204,680	1,219,593	1,147,948	1,237,762	1,212,242	1,202,152	1,199,456	1,102,889	1,132,901	1,088,063	1,191,852	1,198,212	1,231,511	1,205,039	1,257,275	1,303,462	1,309,255	1,334,059	1,398,560	1,290,964	1,246,228	1,243,731	1,201,608	1,206,405	1,180,082	1,113,695	1,102,596	1,070,935	1,047,991	1,022,187		991,825	940,366	938,294	983,568	981,229	968,772	945,280	899,990	865,403	898,935	894,076	789,591	790,885	845,753	865,036	900,148	840,213	866,274	952,417	1,023,355	1,050,641	1,094,471	1,016,302	1,030,963	1,000,000
EATON VANCE Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 7,230,765	7,103,818	7,113,587	7,378,706	7,722,134	7,238,765	7,123,749	7,102,611	6,833,090	6,794,712	6,764,446	6,600,878	6,301,119	6,607,950	6,359,337	5,888,111	6,126,141	6,290,656	6,703,599	6,310,746	6,079,894	6,183,757	6,254,639	6,070,772	6,491,710	6,016,629	6,102,402	5,314,210	5,484,495	6,212,840	6,187,011	6,202,247	6,643,719	6,614,596	7,004,215	7,166,065	7,386,860	7,529,384	7,390,708	7,704,700	7,629,452	7,945,199	7,742,537	8,301,194	8,286,912	8,099,092	7,902,341	8,023,517	7,962,614	7,725,759	7,196,704	6,587,448	6,454,467	6,559,679	6,417,816	5,891,354	5,487,941	5,446,111	4,989,228	5,897,592	6,225,903	6,530,311	6,076,939	6,085,312	5,839,096	5,729,717	6,023,398	6,097,964	5,739,740	6,188,809	6,061,209	6,010,762	5,997,279	5,514,447	5,664,507	5,440,313	5,959,261	5,991,058	6,157,553	6,025,196	6,286,376	6,517,310	6,546,273	6,670,296	6,992,799	6,454,818	6,231,138	6,218,654	6,008,038	6,032,023	5,900,412	5,568,477	5,512,981	5,354,673	5,239,953	5,110,935		4,959,127	4,701,829	4,691,469	4,917,842	4,906,144	4,843,859	4,726,398	4,499,952	4,327,014	4,494,674	4,470,379	3,947,956	3,954,426	4,228,764	4,325,179	4,500,742	4,201,064	4,331,368	4,762,084	5,116,773	5,253,207	5,472,355	5,081,510	5,154,814	5,000,000
EATON VANCE Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,386	16,518	16,902	16,998	17,976	17,812	17,251	16,759	17,034	16,399	16,830	16,294	16,001	15,909	15,107	13,824	14,408	14,917	15,512	15,025	14,371	15,006	14,594	14,241	14,545	13,455	13,445	12,084	11,467	12,650	13,281	12,651	13,945	13,841	14,798	14,704	14,968	15,728	14,962	15,693	15,316	15,774	15,500	15,385	15,560	15,068	14,628	14,299	13,986	14,136	13,508	11,695	12,182	12,507	11,895	11,624	11,241	10,772	10,119	11,677	12,838	13,111	12,699	12,557	12,122	11,784	12,097	12,253	11,567	12,150	11,818	11,744	11,452	10,746	11,294	11,308	12,286	12,181	12,420	12,122	12,272	12,554	12,274	12,499	13,090	12,465	12,268	12,140	11,959	11,669	11,673	11,346	11,366	10,963	10,691	10,405		10,258	9,969	9,639	9,835	10,041	9,919	9,912	9,434	9,761	9,851	9,574	8,989	9,157	9,870	10,005	10,163	9,426	9,931	10,719	10,501	10,807	10,863	10,437	10,598	10,000
EATON VANCE Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 1,738,567	1,651,764	1,690,203	1,699,847	1,797,602	1,781,154	1,725,062	1,675,897	1,703,396	1,639,876	1,682,975	1,629,385	1,600,096	1,590,940	1,510,679	1,382,371	1,440,783	1,491,737	1,551,166	1,502,549	1,437,145	1,500,649	1,459,445	1,424,149	1,454,499	1,345,541	1,344,461	1,208,357	1,146,694	1,265,034	1,328,112	1,265,073	1,394,462	1,384,086	1,479,823	1,470,372	1,496,838	1,572,844	1,496,231	1,569,271	1,531,601	1,577,378	1,550,036	1,538,453	1,555,963	1,506,824	1,462,809	1,429,930	1,398,562	1,413,622	1,350,815	1,169,523	1,218,163	1,250,659	1,189,505	1,162,411	1,124,135	1,077,227	1,011,858	1,167,711	1,283,760	1,311,147	1,269,876	1,255,720	1,212,168	1,178,400	1,209,739	1,225,296	1,156,676	1,215,029	1,181,802	1,174,397	1,145,204	1,074,582	1,129,408	1,130,833	1,228,622	1,218,050	1,242,037	1,212,199	1,227,191	1,255,410	1,227,386	1,249,914	1,308,997	1,246,474	1,226,783	1,214,049	1,195,889	1,166,857	1,167,297	1,134,570	1,136,580	1,096,340	1,069,136	1,040,492		1,025,824	996,906	963,944	983,532	1,004,070	991,886	991,182	943,371	976,138	985,086	957,370	898,882	915,657	987,033	1,000,514	1,016,325	942,640	993,063	1,071,916	1,050,113	1,080,734	1,086,294	1,043,682	1,059,781	1,000,000
EATON VANCE Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,386	16,518	16,902	16,998	17,976	17,812	17,251	16,759	17,034	16,399	16,830	16,294	16,001	15,909	15,107	13,824	14,408	14,917	15,512	15,025	14,371	15,006	14,594	14,241	14,545	13,455	13,445	12,084	11,467	12,650	13,281	12,651	13,945	13,841	14,798	14,704	14,968	15,728	14,962	15,693	15,316	15,774	15,500	15,385	15,560	15,068	14,628	14,299	13,986	14,136	13,508	11,695	12,182	12,507	11,895	11,624	11,241	10,772	10,119	11,677	12,838	13,111	12,699	12,557	12,122	11,784	12,097	12,253	11,567	12,150	11,818	11,744	11,452	10,746	11,294	11,308	12,286	12,181	12,420	12,122	12,272	12,554	12,274	12,499	13,090	12,465	12,268	12,140	11,959	11,669	11,673	11,346	11,366	10,963	10,691	10,405		10,258	9,969	9,639	9,835	10,041	9,919	9,912	9,434	9,761	9,851	9,574	8,989	9,157	9,870	10,005	10,163	9,426	9,931	10,719	10,501	10,807	10,863	10,437	10,598	10,000
EATON VANCE Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 8,692,837	8,258,822	8,451,014	8,499,234	8,988,011	8,905,772	8,625,309	8,379,484	8,516,981	8,199,378	8,414,873	8,146,924	8,000,479	7,954,701	7,553,397	6,911,853	7,203,913	7,458,684	7,755,829	7,512,743	7,185,724	7,503,247	7,297,225	7,120,744	7,272,496	6,727,706	6,722,304	6,041,783	5,733,468	6,325,168	6,640,559	6,325,367	6,972,310	6,920,429	7,399,113	7,351,859	7,484,191	7,864,221	7,481,157	7,846,356	7,658,004	7,886,890	7,750,182	7,692,263	7,779,816	7,534,121	7,314,045	7,149,651	6,992,808	7,068,110	6,754,073	5,847,615	6,090,814	6,253,295	5,947,527	5,812,055	5,620,673	5,386,135	5,059,291	5,838,553	6,418,798	6,555,733	6,349,380	6,278,600	6,060,839	5,891,998	6,048,695	6,126,482	5,783,380	6,075,145	5,909,011	5,871,984	5,726,020	5,372,911	5,647,041	5,654,165	6,143,108	6,090,252	6,210,186	6,060,993	6,135,957	6,277,052	6,136,930	6,249,570	6,544,985	6,232,372	6,133,916	6,070,244	5,979,447	5,834,287	5,836,486	5,672,849	5,682,900	5,481,699	5,345,679	$ 5,202,462		$ 5,129,118	$ 4,984,528	$ 4,819,721	$ 4,917,661	$ 5,020,352	$ 4,959,428	$ 4,955,910	$ 4,716,856	$ 4,880,689	$ 4,925,432	$ 4,786,848	$ 4,494,408	$ 4,578,286	$ 4,935,167	$ 5,002,572	$ 5,081,626	$ 4,713,199	$ 4,965,316	$ 5,359,582	$ 5,250,563	$ 5,403,668	$ 5,431,471	$ 5,218,408	$ 5,298,905	$ 5,000,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,002,980	2,921,620	2,992,967	2,827,018	2,852,890	2,793,234	2,727,084	2,694,289	2,600,961	2,478,086	2,583,612	2,503,077	2,376,198	2,336,928	2,235,373	2,048,311	2,092,304	2,197,055	2,232,602	2,163,112	2,029,042	2,020,261	1,989,213	1,918,767	1,966,753	1,850,480	1,963,613	1,859,686	1,720,400	1,894,920	1,975,484	1,808,712	1,971,443	1,967,832	2,155,824	2,078,645	2,142,804	2,259,738	2,162,810	2,177,900	2,035,303	2,134,582	2,071,594	2,023,525	1,977,364	1,963,649	1,864,161	1,785,945	1,738,019	1,755,745	1,690,739	1,523,924	1,565,558	1,627,394	1,518,260	1,437,222	1,409,197	1,345,131	1,192,288	1,360,302	1,482,326	1,482,908	1,439,462	1,389,041	1,359,593	1,334,621	1,356,103	1,336,889	1,248,873	1,333,622	1,281,725	1,257,294	1,218,180	1,127,803	1,239,740	1,214,981	1,304,117	1,296,737	1,255,815	1,210,759	1,203,352	1,175,054	1,170,563	1,201,086	1,247,049	1,179,517	1,166,547	1,131,834	1,106,024	1,083,670	1,080,363	1,058,595	1,052,029	1,037,429	1,026,883		1,000,000
EATON VANCE Index: Cboe S&P 500 BuyWrite IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Index℠
Account Value	$ 1,723,139	$ 1,686,060	$ 1,649,381	$ 1,585,898	$ 1,593,859	$ 1,571,822	$ 1,527,302	$ 1,510,176	$ 1,483,924	$ 1,467,907	$ 1,488,076	$ 1,456,003	$ 1,428,425	$ 1,403,626	$ 1,376,799	$ 1,338,076	$ 1,347,242	$ 1,384,233	$ 1,406,485	$ 1,386,628	$ 1,358,100	$ 1,345,230	$ 1,329,924	$ 1,305,660	$ 1,307,720	$ 1,255,224	$ 1,271,631	$ 1,247,423	$ 1,175,350	$ 1,257,970	$ 1,321,389	$ 1,271,855	$ 1,309,612	$ 1,360,408	$ 1,427,827	$ 1,371,506	$ 1,380,935	$ 1,416,178	$ 1,364,759	$ 1,385,502	$ 1,323,728	$ 1,346,915	$ 1,312,542	$ 1,306,035	$ 1,277,316	$ 1,253,036	$ 1,242,912	$ 1,189,011	$ 1,176,803	$ 1,175,509	$ 1,155,014	$ 1,053,263	$ 1,093,064	$ 1,093,288	$ 1,065,670	$ 1,026,148	$ 1,027,402	$ 983,816	$ 940,182	$ 1,104,849	$ 1,195,158	$ 1,208,811	$ 1,197,817	$ 1,182,551	$ 1,158,639	$ 1,151,157	$ 1,164,387	$ 1,152,227	$ 1,096,761	$ 1,133,105	$ 1,115,636	$ 1,096,298	$ 1,080,792	$ 1,044,943	$ 1,132,506	$ 1,107,659	$ 1,171,613	$ 1,171,238	$ 1,149,449	$ 1,116,761	$ 1,117,392	$ 1,094,493	$ 1,080,098	$ 1,091,986	$ 1,107,691	$ 1,097,232	$ 1,090,102	$ 1,073,726	$ 1,067,427	$ 1,057,694	$ 1,054,764	$ 1,040,991	$ 1,037,350	$ 1,019,170	$ 1,009,948		$ 1,000,000